AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 98.8%
Communication Services - 1.7%
Gray Television, Inc.	326,147	$6,001,105
Consumer Discretionary - 13.4%
Boot Barn Holdings, Inc.*,1	87,230	5,435,301
Callaway Golf Co.	195,760	5,236,580
Deckers Outdoor Corp.*	13,231	4,371,787
Denny's Corp.*	319,242	5,781,473
Group 1 Automotive, Inc.[1]	51,489	8,124,449
Johnson Outdoors, Inc., Class A	39,893	5,694,726
MDC Holdings, Inc.	51,232	3,043,181
Patrick Industries, Inc.	57,399	4,878,915
Stoneridge, Inc.*	155,698	4,952,753

Total Consumer Discretionary		47,519,165
Consumer Staples - 3.2%
BJ's Wholesale Club Holdings, Inc.*,1	67,083	3,009,344
Central Garden & Pet Co.*	146,025	8,470,910

Total Consumer Staples		11,480,254
Energy - 4.5%
Magnolia Oil & Gas Corp., Class A*	294,666	3,382,766
Matador Resources Co.	164,347	3,853,937
ProPetro Holding Corp.*	272,540	2,905,276
Renewable Energy Group, Inc.*,1	47,732	3,152,221
Solaris Oilfield Infrastructure, Inc., Class A	202,154	2,480,430

Total Energy		15,774,630
Financials - 28.8%
Ameris Bancorp	140,013	7,352,083
Atlantic Union Bankshares Corp.	167,588	6,428,676
Cathay General Bancorp	108,040	4,405,871
City Holding Co.	47,908	3,917,916
Community Bank System, Inc.	78,222	6,001,192
Enterprise Financial Services Corp.	92,894	4,592,679
Federal Agricultural Mortgage Corp., Class C	44,201	4,451,925
First Financial Bancorp	175,468	4,211,232
First Interstate BancSystem, Inc., Class A	94,218	4,337,797
Flagstar Bancorp, Inc.	106,232	4,791,063
International Bancshares Corp.	107,846	5,006,211
James River Group Holdings, Ltd. (Bermuda)	70,685	3,224,650
OceanFirst Financial Corp.	262,362	6,280,946
Pacific Premier Bancorp, Inc.	176,991	7,688,489
Piper Sandler Cos	58,763	6,443,363
Selective Insurance Group, Inc.	83,954	6,090,023
Stifel Financial Corp.	99,139	6,350,844
	Shares	Value

Walker & Dunlop, Inc.	70,045	$7,196,423
WesBanco, Inc.	88,609	3,195,241

Total Financials		101,966,624
Health Care - 6.7%
Apollo Medical Holdings, Inc.*	131,089	3,551,201
Covetrus, Inc.*	107,448	3,220,217
Emergent BioSolutions, Inc.*,1	31,066	2,886,342
Integer Holdings Corp.*	44,163	4,067,412
Supernus Pharmaceuticals, Inc.*,1	97,086	2,541,711
Tenet Healthcare Corp.*	142,619	7,416,188

Total Health Care		23,683,071
Industrials - 19.4%
Allegiant Travel Co.	10,723	2,617,055
American Woodmark Corp.*	40,302	3,972,971
Atkore, Inc.*	52,912	3,804,373
CACI International, Inc., Class A*	20,860	5,145,328
CBIZ, Inc.*	128,118	4,184,334
Columbus McKinnon Corp.	131,749	6,951,077
Comfort Systems USA, Inc.	52,897	3,955,109
Douglas Dynamics, Inc.	117,350	5,415,702
Federal Signal Corp.	160,752	6,156,801
Gibraltar Industries, Inc.*	56,460	5,166,655
ICF International, Inc.	58,244	5,090,526
Lydall, Inc.*,1	113,512	3,829,895
Primoris Services Corp.	119,016	3,943,000
SkyWest, Inc.	82,713	4,506,204
UFP Industries, Inc.	53,387	4,048,870

Total Industrials		68,787,900
Information Technology - 3.8%
American Software, Inc., Class A	136,798	2,831,719
Power Integrations, Inc.	37,129	3,025,271
Silicon Laboratories, Inc.*	23,459	3,309,361
Viavi Solutions, Inc.*	284,189	4,461,767

Total Information Technology		13,628,118
Materials - 5.3%
Minerals Technologies, Inc.	55,648	4,191,407
Orion Engineered Carbons, S.A. (Luxembourg)	268,754	5,299,829
Schnitzer Steel Industries, Inc., Class A	137,891	5,762,465
Worthington Industries, Inc.	51,419	3,449,701

Total Materials		18,703,402
Real Estate - 8.4%
Agree Realty Corp., REIT	63,693	4,287,176
Four Corners Property Trust, Inc., REIT	194,825	5,338,205

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Real Estate - 8.4% (continued)
Getty Realty Corp., REIT	160,779	$4,553,261
Independence Realty Trust, Inc., REIT	417,058	6,339,282
Lexington Realty Trust, REIT	222,365	2,470,475
Summit Hotel Properties, Inc., REIT	286,804	2,913,929
Xenia Hotels & Resorts, Inc., REIT	189,159	3,688,600

Total Real Estate		29,590,928
Utilities - 3.6%
IDACORP, Inc.	48,242	4,822,753
	Shares	Value

NorthWestern Corp.	68,382	$4,458,506
Southwest Gas Holdings, Inc.	52,543	3,610,230

Total Utilities		12,891,489

Total Common Stocks (Cost $283,706,007)		350,026,686
Total Investments - 98.8% (Cost $283,706,007)		350,026,686
Other Assets, less Liabilities - 1.2%		4,278,655
Net Assets - 100.0%		$354,305,341

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,483,819 or 3.0% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$350,026,686	—	—	$350,026,686
Total Investments in Securities	$350,026,686	—	—	$350,026,686

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,483,819	—	$10,617,877	$10,617,877
The following table summarizes the securities received as collateral for securities lending at March 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/06/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.